Loans Payable - Schedule of continuity of loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (2,788)	$ (1,224)
Non-current portion	10,400	11,854
Boden Technologies AB [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	13,077	15,692
Interest	397	223
Repayment		(1,272)
Foreign exchange movement	(286)	(1,566)
Ending balance	13,188	$ 13,077
Less: Current portion	(2,788)
Non-current portion	$ 10,400